Equity Income Trust Fees and Expenses - Equity Income Trust	Dec. 31, 2025
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	“Management fee” has been restated to reflect the contractual management fee schedule effective August 1, 2026.
Operating Expenses Caption [Optional Text]	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Expense example
Expense Example Narrative [Text Block]	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be: